Regulatory Matters (Narrative) (Details) $ in Billions	Dec. 31, 2016 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount available for dividend payments to parent company without prior regulatory approval	$ 1.7
Maximum aggregated allowable credit extension in excess of the capital stock and surplus	10.00%
Maximum aggregated allowable credit extension in excess of the capital and surplus	20.00%
Outstanding cash reserves at the Federal Reserve Bank	$ 25.1